Balances and Transactions with Related Parties	6 Months Ended
Jun. 30, 2016
Balances and Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Note 7 -  Balances and Transactions with Related Parties

A.          Balances with related parties:

	June 30,	December 31,
	2016	2015
	U.S. Dollars (in thousands)
Accounts receivable	126	79
Due from (to) affiliated companies	668	559

B.          Transactions with related parties:

	Six months ended June 30,
	2016	2015
	U.S. Dollars (in thousands)
Purchases from Priortech and affiliates	8	26
Interest income from Priortech	29	1
Sales to Priortech and affiliated companies	48	44

Unpaid balances between Priortech and its subsidiaries in Israel and the Company bear interest of 5.5%.